Revenues	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues

Note 14. Revenues

	Year Ended December 31,
	2021	2020	2019
Revenues from subscription services	$120,889	$100,614	$81,505
Revenues from term-license	62,428	29,131	5,142
Total revenues from subscription	183,317	129,745	86,647
Revenues from perpetual license and other	34,169	42,136	59,175
Revenues from professional services	28,760	23,032	26,032
	$246,246	$194,913	$171,854

Including related party revenues in the amount of $3,678, $1,865 and $3,662 in 2021, 2020 and 2019, respectively.